Share Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 17, 2021	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Shares Issued		8,329,064	11,240,839
Number of shares reserved for issuance as a percent of total common shares issued and outstanding		10.00%
Weighted average fair value at grant (in Dollars per share)		$ 0.22	$ 0.43
Deferred Share Units [Member]
Statement [Line Items]
Shares outstanding, share (in Shares)		2,379,554	1,409,069
Deferred Share Units [Member] | Bottom of range [member]
Statement [Line Items]
Percentage of deferred share units		50.00%
Deferred Share Units [Member] | Top of range [member]
Statement [Line Items]
Percentage of deferred share units		100.00%
Private Placements [Member]
Statement [Line Items]
Common shares price (in Dollars per share)			$ 0.47
Gross proceeds			$ 800
Shares Issued			2,234,041
May 2021 ATM Agreement [Member]
Statement [Line Items]
Gross proceeds	$ 5,000	$ 44,400
Shares Issued			44,085,122
Transaction costs		$ 1,700